UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     8/10/2007
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          171
                                         -----------
Form 13F Information Table Value Total:     $250,510
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
1800 Flowers.com INC CL A      CL A             68243Q106      400   44050          Sole               44050      0    0
51 Jobs                        SP ADR REP COM   316827104      542   29860          Sole               29860      0    0
Aaron Rent                     COM              002535201     1333   45728          Sole               45728      0    0
ACE Insurance                  ORD              G0070K103      550    8918          Sole                8918      0    0
Advanced Auto Parts            COM              00751Y106       67    1650          Sole                1650      0    0
AdvancedEnvironmtl Recycling   CL A             007947104      244  158524          Sole              158524      0    0
Tech Inc Cl A
Aetna                          COM              00817Y108      481    9650          Sole                9650      0    0
AIG                            COM              026874107     6033   85638          Sole               85638      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     7921   89920          Sole               89920      0    0
Allied Capital                 COM              01903Q108     2363   75460          Sole               75460      0    0
Altria Group                   COM              02209S103     2172   31066          Sole               31066      0    0
American Capital               COM              024937104     1820   42227          Sole               42227      0    0
American Financial             COM              02607P305     1365  131154          Sole              131154      0    0
AMR Corp                       COM              001765106       40    1500          Sole                1500      0    0
AmReit Cl A                    CL A             032158107      278   32685          Sole               32685      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     2004   91084          Sole               91084      0    0
Int
Arbor Realty                   COM              038923108     2316   88240          Sole               88240      0    0
Arrow Electronics              COM              042735100      228    5850          Sole                5850      0    0
Ashford Hospitality            COM              44103109       314   26854          Sole               26854      0    0
Aspen Insurance                SHS              G05384105     2066   73305          Sole               73305      0    0
Associated Estates             COM              045604105       14     900          Sole                 900      0    0
Avnet                          COM              053807103     1076   27225          Sole               27225      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108     1076    6634          Sole                6634      0    0
Bank of America                COM              060505104     7266  148019          Sole              148019      0    0
Bank United                    CL A             06652B103     1146   54950          Sole               54950      0    0
Berkshire                      CL B             084670207       86      24          Sole                  24      0    0
Bed Bath & Beyond              COM              075894100     3351   92841          Sole               92841      0    0
Berkley W R Corp               COM              084423102      329   10099          Sole               10099      0    0
Boeing Co                      COM              097023105       19     200          Sole                 200      0    0
Bright Horizon Family Solution COM              109195107      195    4925          Sole                4925      0    0
Buffalo Wild Wings Inc         COM              119848109      612   14500          Sole               14500      0    0
C.N.A. Financial               COM              126117100       96    2000          Sole                2000      0    0
Cablevision                    CL A NY CABLVS   12686C109      845   23789          Sole               23789      0    0
Capital One Financial Corp     COM              14040H905     2767   34729          Sole               34729      0    0
Caplease Inc                   COM              140288101     1105  102075          Sole              102075      0    0
Cardinal Health                COM              14149Y108      330    4675          Sole                4675      0    0
Carmax Inc Com                 COM              143130102      258   10032          Sole               10032      0    0
Carnival Corp                  PAIRED CTF       143658300     2193   45182          Sole               45182      0    0
Caterpillar Inc                COM              149123101     2142   27080          Sole               27080      0    0
Charlotte Russe Holdings Inc   COM              161048103      155    5900          Sole                5900      0    0
Cheese Cake Factory Inc        COM              163072101     2130   84771          Sole               84771      0    0
Chicos Fas Inc                 COM              168615102     3891  156457          Sole              156457      0    0
Citigroup                      COM              172967101     5286  102023          Sole              102023      0    0
Cogdell Spencer Inc            COM              19238U107     1416   70360          Sole               70360      0    0
Cohen & Steers                 COM              19247A100     2213  105467          Sole              105467      0    0
Coinmachsvc Corp Income Dep    UNIT             19259w107     1961   98550          Sole               98550      0    0
Secs
Coinmachsvc Corp Cl A          Cl A             19259W206       45    3400          Sole                3400      0    0
Colonial Bank                  COM              195493309      265   10575          Sole               10575      0    0
Compass Bank                   COM              20449H109     2776   40300          Sole               40300      0    0
Computer Sciences Corp         COM              205363104      120    2034          Sole                2034      0    0
Consolidated Edison Inc Com    COM              209115104      131    2904          Sole                2904      0    0
Countrywide Financial          COM              222372104      313    8614          Sole                8614      0    0
Covidien Ltd                   COM              g2552x108      747   17338          Sole               17338      0    0
Crescent Real Estate Equities  COM              225756105      457   20375          Sole               20375      0    0
CTS                            COM              126501105      604   46833          Sole               46833      0    0
Diamond Offshore               COM              25271C102      228    2257          Sole                2257      0    0
DRS Technologies Inc           COM              23330X100     2240   39349          Sole               39349      0    0
Eagle Hospitality              COM              26959T102     3003  299437          Sole              299437      0    0
eLong                          SPONSORED ADR    290138205      559   56268          Sole               56268      0    0
Enbridge Energy Mgmt LLC Shs   SHS UNITS LLI    29250X103     1156   20680          Sole               20680      0    0
Units Repst
Enbridge Equity Partners       COM              29250R106      629   11375          Sole               11375      0    0
Enterprise Products            COM              293792107      923   29240          Sole               29240      0    0
Equity Inns                    COM              294703103     9509  425479          Sole              425479      0    0
E-Trade Financial              COM              269246104     4006  179800          Sole              179800      0    0
Exxon Mobil                    COM              30231G102      578    6911          Sole                6911      0    0
Fannie Mae                     COM              313586109     2132   32537          Sole               32537      0    0
Felcor Lodging                 COM              31430F101     1843   70111          Sole               70111      0    0
First Horizon                  COM              320517105     3552   90623          Sole               90623      0    0
First Industrial               COM              32054K103     1751   44708          Sole               44708      0    0
Flextronics                    ORD              Y2573F102     1099   98468          Sole               98468      0    0
Freddie Mac                    COM              313400301     3484   57312          Sole               57312      0    0
Gallagher Arthur J & Co.       COM              363576109      595   21000          Sole               21000      0    0
Garmin LTD Ord                 ORD              G37260109      853   11618          Sole               11618      0    0
General Electric               COM              369604103      359    9411          Sole                9411      0    0
Glimscher Realty               SH BEN INT       379302102     2835  110756          Sole              110756      0    0
Google Inc Cl A                Cl A             38259p508      131     250          Sole                 250      0    0
Halliburton Co                 COM              406216101       35    1000          Sole                1000      0    0
Hancock Joh Invt Tr II Finl    COM              410142103       20     990          Sole                 990      0    0
Inds Cl A
Health Care Properties         COM              421915109      217    7400          Sole                7400      0    0
Health Care REIT               COM              42217K106     1311   32625          Sole               32625      0    0
Healthcare Reality TR          COM              421946104      754   27054          Sole               27054      0    0
Health Net Inc Com             COM              42222G108     1230   23286          Sole               23286      0    0
Helen of Troy                  COM              G4388N106     1242   43820          Sole               43820      0    0
Hersha Hospitalities           SH BEN INT       427825104     5728  479329          Sole              479329      0    0
HewittAssociates Inc           COM              42822Q100       22     694          Sole                 694      0    0
Home Depot                     COM              437076102     4843  122535          Sole              122535      0    0
Hormel                         COM              440452100     2001   53433          Sole               53433      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1473   35588          Sole               35588      0    0
HRPT Properties                COM SH BEN INT   40426W101     1883  181265          Sole              181265      0    0
Humana                         COM              444859102     1748   28196          Sole               28196      0    0
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      589   10749          Sole               10749      0    0
Innskeepers                    COM              4576J0104       29    1616          Sole                1616      0    0
Ishares TR                     1-3 Yr Trs BD    464287457      131    1637          Sole                1637      0    0
Johnson & Johnson              COM              478160104      185    3000          Sole                3000      0    0
JP Morgan Chase                COM              46625H100      122    2490          Sole                2490      0    0
Kayne Anderson Mlp Investment  COM              486606106       47    1423          Sole                1423      0    0
Co
Keithley Instruments Inc       COM              487584104       17    1356          Sole                1356      0    0
Kinder Morgan MGMT             SHS              49455U100      979   18918          Sole               18918      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      515    9350          Sole                9350      0    0
Kohls                          COM              500255104     2145   30080          Sole               30080      0    0
Laboratory Holdings            COM NEW          50540R409       70     900          Sole                 900      0    0
Lehman Bros Holdings Inc       COM              524908100       61     800          Sole                 800      0    0
Lexington Properties           COM              529043101      779   37187          Sole               37187      0    0
Lowes                          COM              548661107     1588   51670          Sole               51670      0    0
Luminent Mtg Cap Inc           COM              552078303      329   32600          Sole               32600      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1982   66412          Sole               66412      0    0
Martin Midstream Partners      UNIT LP INT      573331105      898   21674          Sole               21674      0    0
Max Re Capital                 SHS              G6052F103      393   13800          Sole               13800      0    0
Medco                          COM              58405U102       45     574          Sole                 574      0    0
Medical Properties TR          COM              58463J304     2018  150562          Sole              150562      0    0
Merrill Lynch                  COM              590188108      699    8125          Sole                8125      0    0
Mueller Inds Inc               COM              624756102      819   23650          Sole               23650      0    0
NASDAQ stock Market Inc        COM              631103108      912   30733          Sole               30733      0    0
National City                  COM              635405103     3546  105214          Sole              105214      0    0
National Health Investors      COM              63633D104      576   17925          Sole               17925      0    0
Nationwide Health              COM              638620104      217    8004          Sole                8004      0    0
Omega Healthcare Invs Inc      COM              681936100       82    5150          Sole                5150      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103     1231   18120          Sole               18120      0    0
OSI Systems Inc                COM              671044105      202    7350          Sole                7350      0    0
Overstock.com                  COM              690370101      913   49090          Sole               49090      0    0
Overstock Com Inc Del SR NT CV Note 3.75%12/0   690370AB7     4479 5421000          Sole             5421000      0    0
3.75%
Pacific Sunwear                COM              694873100       82    3625          Sole                3625      0    0
Panera Bread Co CL A           CL A             69840w108      243    5275          Sole                5275      0    0
Partner Re                     COM              G6852T105     4532   58542          Sole               58542      0    0
Peoples United Financial Inc   COM              712704105      809   44840          Sole               44840      0    0
Perry Ellis                    COM              288853104      191    6000          Sole                6000      0    0
Pfizer                         COM              717081103     2402   93703          Sole               93703      0    0
PNC Bank                       COM              693475105      742   10278          Sole               10278      0    0
Portfolio Recovery             COM              73640Q105     1219   19880          Sole               19880      0    0
Posco                          SPONSORED ADR    693483109      766    6469          Sole                6469      0    0
Potash Corp                    COM              73755L107     1185   15375          Sole               15375      0    0
Prudential Financial Inc       COM              744320102       30     303          Sole                 303      0    0
Quest Diagnostics              COM              74834L100      119    2275          Sole                2275      0    0
Raymond James Financial Inc    COM              754730109       12     370          Sole                 370      0    0
Regions Financial              COM              7591EP100     6292  187551          Sole              187551      0    0
Republic Properties            COM              760737106     1557  126279          Sole              126279      0    0
Royal Carribbean               COM              V7780T103     2841   65784          Sole               65784      0    0
Ruby Tuesday                   COM              781182100     2801  105260          Sole              105260      0    0
Senior Housing                 SH BEN INT       81721M109      920   44823          Sole               44823      0    0
Sovereign Bank                 COM              845905108      398   18667          Sole               18667      0    0
Sprint Fin Corp                COM              848568309      502   34500          Sole               34500      0    0
Student Loan                   COM              863902102     1919    9362          Sole                9362      0    0
Sun Cmntys Inc                 COM              866674104     1427   48405          Sole               48405      0    0
Sunstone Hotel Invs Inc New    COM              867892101     1018   36102          Sole               36102      0    0
Supertel Hospitality Inc Md    COM              868526104      232   27650          Sole               27650      0    0
Target                         COM              87612E106     3742   58925          Sole               58925      0    0
TCF Financial Corp             COM              872275102      841   30285          Sole               30285      0    0
Teppco                         UT LTD PARTNR    872384102      316    7125          Sole                7125      0    0
Teva Pharmaceutical            ADR              881624209     3394   82711          Sole               82711      0    0
Thermo Fisher Scientific Inc   COM              883556102      512    9925          Sole                9925      0    0
Tom Online                     ADR REG S        889728200      124    8925          Sole                8925      0    0
Travelcenters of America LLC   COM              894174101       41    1000          Sole                1000      0    0
Trex Inc                       COM              89531P105      792   39399          Sole               39399      0    0
Tyco Intel ltd Bermuda Shs     WHEN ISSUED      G9143X208      586   17338          Sole               17338      0    0
Unilever                       SPON ADR NEW     904767704     6465  201222          Sole              201222      0    0
United Health                  COM              91324P102     1791   34384          Sole               34384      0    0
United Technologies Corp       COM              913017109       12     175          Sole                 175      0    0
UnumProvident                  COM              91529Y106     2600   98996          Sole               98996      0    0
Urban Outfitters Inc           COM              917047102      762   31259          Sole               31259      0    0
US Bancorp                     COM NEW          902973304     3521  106040          Sole              106040      0    0
Valero Energy                  COM              91913Y100     1210   16432          Sole               16432      0    0
Video Display Corp             COM              926555103      600   75902          Sole               75902      0    0
Waddell & Reed                 CL A             930059100     4952  187720          Sole              187720      0    0
WalMart                        COM              931142103     2045   42428          Sole               42428      0    0
Warwick Valley Telephone       COM              936750108       13    1000          Sole                1000      0    0
Washington Mutual              COM              939322103     7308  168192          Sole              168192      0    0
Watson Pharmaceuticals Inc     COM              942683103      430   13100          Sole               13100      0    0
WellPoint Inc                  COM              94973V107     3335   41496          Sole               41496      0    0
Wells Real Estate Invt Tr Inc  COM              949906101       12    1212          Sole                1212      0    0
Winston Hotels                 COM              97563A102     1876  125044          Sole              125044      0    0
YRC Worldwide Inc Com          COM              984249102      468   12550          Sole               12550      0    0